                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2009

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:


    /s/ Stephen E. Memishian             Mount Kisco, NY         01/12/10
--------------------------------   ------------------------   ---------------
            [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number       Name
     ------------------------   ---------------------------
     28-
         --------------------
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:       0

Form 1 3F Information Table Entry Total: 58

Form 1 3F Information Table Value Total: 2,406,299,000
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

    [Repeat as necessary.]

                                    FORM 13F

                                AS OF: 12/31/2009

                                                                  (SEC USE ONLY)

NAME OF REPORTING MANAGER: DSM CAPITAL PARTNERS

                                                                                    ITEM 6:
                                                                           INVESTMENT DISCRETION
                                                                        ------------------------
                                                                                    B)
                                                                                   SHARED         ITEM 7:           ITEM 8:
                                                                ITEM 5:              AS                    VOTING AUTHORITY (SHARES)
        ITEM 1:        ITEM 2:      ITEM 3        ITEM 4:     SHARES OF           DEFINED   C)   MANAGERS --------------------------
                        TITLE       CUSIP      FAIR MARKET    PRINCIPAL             IN    SHARED   SEE                B)
    NAME OF ISSUER     OF CLASS     NUMBER         VALUE       AMOUNT   A) SOLE   INST. V  OTHER INSTR. V  A) SOLE  SHARED  C)NONE
------------------- ------------- --------- ----------------- --------- --------- ------- ------ -------- --------- ------ ---------
Adobe               Common Stocks 00724F101     67,487,989.54 1,834,910 1,834,910       0     0           1,060,766      0   774,144
Affiliated Managers Common Stocks 008252108      1,956,180.75    29,045    29,045       0     0                   0      0    29,045
Alexion
Pharmaceuticals     Common Stocks 015351109        643,691.70    13,185    13,185       0     0                   0      0    13,185
Altera Corp.        Common Stocks 021441100      1,270,108.75    56,125    56,125       0     0                   0      0    56,125
Apple Computer      Common Stocks 037833100    126,859,866.08   601,997   601,997       0     0             347,875      0   254,122
Artio Global
Investors           Common Stocks 04315B107      1,219,951.40    47,860    47,860       0     0                   0      0    47,860
Baxter
International       Common Stocks 071813109     44,483,169.20   844,442   844,442       0     0             490,132      0   354,310
Beckman Coulter     Common Stocks 075811109        715,586.40    10,935    10,935       0     0                   0      0    10,935
C. R. Bard          Common Stocks 067383109     70,185,407.50   900,968   900,968       0     0             499,893      0   401,075
Caci International  Common Stocks 127190304        635,538.50    13,010    13,010       0     0                   0      0    13,010
Celgene             Common Stocks 151020104    200,045,854.36 3,568,015 3,568,015       0     0           2,106,670      0 1,461,345
Charles Schwab      Common Stocks 808513105     65,365,304.10 3,473,183 3,473,183       0     0           2,003,208      0 1,469,975
Cisco Systems       Common Stocks 17275R102    108,306,092.20 3,833,227 3,833,227       0     0           2,217,556      0 1,615,671
Citrix Systems      Common Stocks 177376100        759,382.50    18,250    18,250       0     0                   0      0    18,250
Cognizant
Technology
Solutions           Common Stocks 192446102    146,725,277.26 3,236,825 3,236,825       0     0           1,907,345      0 1,329,480
Conceptus, Inc.     Common Stocks 206016107         1,627,430    86,750    86,750       0     0                   0      0    86,750
CVS Caremark        Common Stocks 126650100     23,980,247.49   744,497   744,497       0     0             413,165      0   331,332
DaVita              Common Stocks 23918K108      1,841,205.30    31,345    31,345       0     0                   0      0    31,345
Devry               Common Stocks 251893103        723,307.50    12,750    12,750       0     0                   0      0    12,750
DG Fastchannel      Common Stocks 23326R109        973,081.20    34,840    34,840       0     0                   0      0    34,840
Dolby Laboratories  Common Stocks 25659T107     92,183,336.27 1,931,350 1,931,350       0     0           1,093,949      0   837,401
Dun & Bradstreet    Common Stocks 26483E100      1,304,360.20    15,460    15,460       0     0                   0      0    15,460
F5 Networks         Common Stocks 315616102      2,060,797.85    38,905    38,905       0     0                   0      0    38,905
Genoptix            Common Stocks 37243V100      1,805,279.30    50,810    50,810       0     0                   0      0    50,810
Gen-Probe           Common Stocks 36866T103     69,582,762.48 1,621,220 1,621,220       0     0             909,257      0   711,963
Genzyme             Common Stocks 372917104    104,511,325.55 2,132,449 2,132,449       0     0           1,214,792      0   917,657
Google              Common Stocks 38259P508    178,701,795.74   288,238   288,449       0     0             172,128      0   116,321
Henry Schein        Common Stocks 806407102         1,333,410    25,350    25,350       0     0                   0      0    25,350
Huron Consulting
Group               Common Stocks 447462102        515,404.80    22,370    22,370       0     0                   0      0    22,370
IDEXX Laboratories  Common Stocks 45168D104        983,747.25    18,405    18,405       0     0                   0      0    18,405
IHS Inc.            Common Stocks 451734107        884,085.30    16,130    16,130       0     0                   0      0    16,130
Intuitive Surgical  Common Stocks 46120E602     59,587,583.35   196,380   196,380       0     0             110,829      0    85,551
iShares Russell
1000 Growth         Common Stocks 464287614     12,519,777.75   251,149   251,149       0     0             251,149      0         0
McDonald's Corp     Common Stocks 580135101      5,347,361.60    85,640    85,640       0     0              27,050      0    58,590
Monsanto            Common Stocks 61166W101    122,618,623.75 1,499,922 1,499,922       0     0             868,300      0   631,622
NetApp              Common Stocks 64110D104     68,498,687.24 1,993,559 1,993,559       0     0           1,110,063      0   883,496
Northern Trust      Common Stocks 665859104     26,395,923.80   503,739   503,739       0     0             290,332      0   213,407
Nuance
Communications      Common Stocks 67020Y100      1,576,062.05   101,485   101,485       0     0                   0      0   101,485
Panera Bread
Company             Common Stocks 69840W108      1,035,896.50    15,475    15,475       0     0                   0      0    15,475
Parexel
International       Common Stocks 699462107        919,390.50    65,205    65,205       0     0                   0      0    65,205
PepsiCo             Common Stocks 713448108     80,007,571.60 1,315,914 1,315,914       0     0             747,658      0   568,256
Pharmaceutical
Product Development Common Stocks 717124101     27,611,851.00 1,177,980 1,177,980       0     0             661,171      0   516,809
Qualcomm            Common Stocks 747525103     84,248,711.36 1,821,200 1,821,200       0     0           1,048,797      0   772,403
SEI Investments     Common Stocks 784117103     81,201,415.84 4,634,784 4,634,784       0     0           2,625,202      0 2,009,582
Silicon
Laboratories        Common Stocks 826919102      1,039,202.40    21,480    21,480       0     0                   0      0    21,480
St. Jude Medical    Common Stocks 790849103     40,719,284.36 1,107,104 1,107,104       0     0             636,366      0   470,738
Stanley             Common Stocks 854532108      1,006,495.20    36,720    36,720       0     0                   0      0    36,720
State Street        Common Stocks 857477103     70,898,924.94 1,628,363 1,628,363       0     0             928,098      0   700,265
Strayer Education   Common Stocks 863236105      1,745,426.76     8,213     8,213       0     0                   0      0     8,213
Stryker             Common Stocks 863667101     98,228,601.79 1,950,141 1,950,141       0     0           1,167,740      0   782,401
Synaptics           Common Stocks 87157D109         1,032,905    33,700    33,700       0     0                   0      0    33,700
Syntel              Common Stocks 87162H103        799,010.30    21,010    21,010       0     0                   0      0    21,010
Target              Common Stocks 87612E106     61,670,637.60 1,274,977 1,274,977       0     0             737,572      0   537,405
Varian Medical
Systems             Common Stocks 92220P105    105,979,619.65 2,262,105 2,262,105       0     0           1,331,820      0   930,285
Visa                Common Stocks 92826C839     44,683,401.08   510,901   510,901       0     0             296,128      0   214,773
Western Union       Common Stocks 959802109     87,256,234.85 4,628,978 4,628,978       0     0           2,676,112      0 1,952,866

       COLUMN TOTAL                         $2,406,299,576.74